NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 88.4%
	ASSET MANAGEMENT - 8.6%
24,400	GCM Grosvenor, Inc., Class A	$282,552
8,500	Sprott, Inc.	1,377,765
69,000	WisdomTree, Inc.	1,180,590
		2,840,907
	BANKING - 7.2%
15,500	Bar Harbor Bankshares	500,030
3,710	City Holding Company	445,089
12,000	NBT Bancorp, Inc.	512,640
10,700	QCR Holdings, Inc.	925,550
		2,383,309
	BEVERAGES - 0.9%
197,000	Farmer Bros Company(a)	295,500

	COMMERCIAL SUPPORT SERVICES - 4.1%
16,000	Hackett Group, Inc. (The)	218,560
35,000	Legalzoom.com, Inc.(a)	246,050
13,000	V2X, Inc.(a)	906,750
		1,371,360
	CONSUMER SERVICES - 2.1%
19,000	Lincoln Educational Services Corporation(a)	688,560

	E-COMMERCE DISCRETIONARY - 2.8%
29,000	Liquidity Services, Inc.(a)	916,690

	ELECTRICAL EQUIPMENT - 8.8%
15,700	Allient, Inc.	1,033,688
44,000	LSI Industries, Inc.	951,280
3,100	OSI Systems, Inc.(a)	884,120
		2,869,088
	ENGINEERING & CONSTRUCTION - 4.1%
950	Comfort Systems USA, Inc.	1,357,902

	ENTERTAINMENT CONTENT - 5.1%
39,000	Reservoir Media, Inc.(a)	349,830
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NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	ENTERTAINMENT CONTENT - 5.1% (Continued)
11,000	Sphere Entertainment Company(a)	$1,309,110
		1,658,940
	GAS & WATER UTILITIES - 0.9%
5,800	H2O America	311,982

	HOME CONSTRUCTION - 4.0%
9,500	Champion Homes, Inc.(a)	888,060
15,000	Interface, Inc.	472,350
		1,360,410
	HOUSEHOLD PRODUCTS - 3.2%
11,000	Central Garden & Pet Company(a)	431,090
30,000	Energizer Holdings, Inc.	647,700
		1,078,790
	INDUSTRIAL INTERMEDIATE PROD - 3.7%
9,000	AZZ, Inc.	1,223,820

	INDUSTRIAL SUPPORT SERVICES - 3.0%
16,000	EVI Industries, Inc.	310,880
3,000	VSE Corporation	681,210
		992,090
	INTERNET MEDIA & SERVICES - 0.7%
11,000	Yelp, Inc.(a)	245,190

	LEISURE FACILITIES & SERVICES - 2.6%
60,000	Lucky Strike Entertainment Corporation	502,200
17,000	OneSpaWorld Holdings Ltd.	366,010
		868,210
	OIL & GAS PRODUCERS - 2.8%
4,400	Gulfport Energy Corporation(a)	918,104

	REAL ESTATE OWNERS & DEVELOPERS - 0.6%
68,000	Mobile Infrastructure Corporation(a)	206,720

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NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	RESIDENTIAL REIT - 1.8%
40,000	UMH Properties, Inc.	$603,200

	RETAIL - DISCRETIONARY - 3.5%
3,800	Boot Barn Holdings, Inc.(a)	719,036
21,817	Shoe Carnival, Inc.	440,485
		1,159,521
	SEMICONDUCTORS - 3.9%
7,392	Axcelis Technologies, Inc.(a)	610,653
5,400	Silicon Motion Technology Corporation - ADR	697,842
		1,308,495
	SOFTWARE - 1.1%
31,000	Simulations Plus, Inc.(a)	379,130

	SPECIALTY REIT - 3.5%
55,500	Postal Realty Trust, Inc., Class A	1,150,515

	STEEL - 1.7%
7,800	Commercial Metals Company	571,740

	TECHNOLOGY HARDWARE - 3.4%
11,000	IMAX Corporation(a)	471,130
51,000	Turtle Beach Corporation(a)	639,540
		1,110,670
	TRANSPORTATION & LOGISTICS - 1.1%
12,500	Covenant Logistics Group, Inc.	368,000

	TRANSPORTATION EQUIPMENT - 3.2%
18,000	Blue Bird Corporation(a)	1,048,860

	TOTAL COMMON STOCKS (Cost $15,343,820)	29,287,703

3

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 11.5%
	MONEY MARKET FUND - 11.5%
3,808,636	First American Treasury Obligations Fund, Class X, 3.60%(b) (Cost $3,808,636)	$3,808,636

	TOTAL INVESTMENTS - 99.9% (Cost $19,152,456)	$33,096,339
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	24,772
	NET ASSETS - 100.0%	$33,121,111

ADR	- American Depositary Receipt
Ltd.	- Limited Company
REIT	- Real Estate Investment Trust

(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of February 28, 2026.

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